21. CONDENSED PARENT COMPANY FINANCIAL INFORMATION OF FINCERA INC. (Tables)	12 Months Ended
Dec. 31, 2017
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Balance Sheets

	December 31,
	2017	2016
	RMB	RMB
Assets
Cash and cash equivalents	6,246	4,658
Prepaid expenses and other current assets	39	157
Investment in subsidiaries, continuing operations	423,134	324,563
Investment in subsidiaries, discontinued operations	80,958	120,440
Due from subsidiaries	—	175,435
Total assets	510,377	625,253

Liabilities
Other payables and accrued liabilities	3,795	4,045
Due to subsidiaries	391,446	—
Due to Mr. Li	61,817	—
Due to Smart Success	—	464,155
Dividends payable	172,932	—
Total liabilities	629,990	468,200

Stockholders’ equity
Ordinary shares - $0.001 par value authorized – 1,000,000,000 shares; issued and outstanding – 47,531,799 shares at December 31, 2017; issued and outstanding – 47,123,898 shares at December 31, 2016, respectively	327	327
Additional paid-in capital	693,889	962,173
Accumulated losses	(813,829)	(805,447)
Total stockholders’ equity (deficit)	(119,613)	157,053

Total liabilities and stockholders’ equity (deficit)	510,377	625,253

Condensed Statement of Income
	Years ended December 31,
	2017	2016	2015
	RMB	RMB	RMB

Equity in profit (loss) of subsidiaries and VIEs, continuing	2,760	25,051	(53,419)
Equity in profit of subsidiaries and VIEs, discontinued	2,336	1,094	51,072
Total equity in profit (loss) of subsidiaries	5,096	26,145	(2,347)

General and administrative expenses	13,478	38,415	6,532
Total operating expenses	13,478	38,415	6,532

Loss from operations	(8,382)	(12,270)	(8,879)
Net loss	(8,382)	(12,270)	(8,879)

Condensed Statement of Cash flows
	Year ended December 31,
	2017	2016	2015
	RMB	RMB	RMB

Net cash and cash equivalents used in operating activities	(4,418)	(5,346)	(2,945)
Net cash and cash equivalents provided by investing activities	—	9,127	3,100
Net cash and cash equivalents provided by financing activities	57,644	—	—
Cash and cash equivalents, beginning of the year	6,006	877	722
Cash and cash equivalents, end of the year	6,246	4,658	877